CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Jun. 02, 2026	Jun. 01, 2026	May 04, 2026	Mar. 31, 2026	Mar. 11, 2026	Dec. 31, 2025	Dec. 11, 2025	Sep. 24, 2025	May 23, 2025	Feb. 20, 2023
Ordinary shares, par value (per share)	$ 0.000025	$ 0.025	$ 0.025							$ 0.08	$ 0.01
Ordinary shares, shares authorized	2,000,000,000	2,000,000	2,000,000		20,000,000					25,000,000	200,000,000
Class A ordinary shares
Ordinary shares, par value (per share)	$ 0.000025	$ 0.025	$ 0.025	$ 0.0025	$ 0.0025	$ 0.0025	$ 0.000025	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,988,800,000	1,580,000	1,580,000		15,800,000	15,800,000	1,988,800,000
Ordinary shares, shares issued	5,137,272						89,269
Ordinary shares, shares outstanding	5,137,272						89,269
Class B ordinary shares
Ordinary shares, par value (per share)	$ 0.000025	$ 0.025	$ 0.025		$ 0.0025	$ 0.0025	$ 0.000025			$ 0.0001
Ordinary shares, shares authorized	10,000,000	300,000	300,000		3,000,000	3,000,000	10,000,000
Ordinary shares, shares issued	294,209						4,209
Ordinary shares, shares outstanding	294,209						4,209